Financial liabilities - Royalty certificates (Details) € / shares in Units, € in Thousands						12 Months Ended				145 Months Ended
	Dec. 31, 2024 EUR (€) € / shares	Dec. 31, 2023 EUR (€) € / shares	Oct. 24, 2023 € / shares shares	Feb. 22, 2023 EUR (€) € / shares shares	Sep. 02, 2022 EUR (€) transaction € / shares shares	Dec. 31, 2025 EUR (€) € / shares shares	Dec. 31, 2024 EUR (€) € / shares	Dec. 31, 2023 EUR (€) € / shares shares	Dec. 31, 2022 EUR (€)	Dec. 31, 2025 EUR (€) € / shares	Sep. 30, 2025	Nov. 19, 2024 € / shares	Jun. 21, 2024 € / shares	Mar. 28, 2024 € / shares	Nov. 02, 2023 € / shares	Aug. 24, 2023 € / shares	Aug. 20, 2023 € / shares	May 24, 2023 € / shares
Disclosure of detailed information about borrowings [line items]
Capital increase from issuance of ordinary shares				€ 130,000		€ 637,462		€ 353,377
Capital increase from issuance of ordinary shares (in shares) | shares			20,325,500	20,000,000		11,679,400		40,325,500
Par value per share (in euro per share) | € / shares	€ 0.01	€ 0.01	€ 0.01	€ 0.01		€ 0.01	€ 0.01	€ 0.01		€ 0.01		€ 0.01						€ 0.01
Equity issuance, subscripion price per share (in euro per share) | € / shares				€ 6.50
Net proceeds from sale of royalty certificates					€ 2,931					€ 2,900
Royalty certificate, percentage of future sales					2.00%
Royalty certificate, maximum amount					€ 172,000
Share issue related cost								€ 28,111
Increase (decrease) through amortization cost remeasurement						€ 11,278	€ (3,404)	5,878
Interest expense on royalty certificates, including the unwinding of discount							794	8,942
Unwinding of discount on royalties							4,198
Financial liabilities, at fair value	€ 162,256	€ 125,191				€ 141,409	€ 162,256	€ 125,191		€ 141,409
Discount rate
Disclosure of detailed information about borrowings [line items]
Percentage of reasonably possible increase in unobservable input, liabilities						1.00%				1.00%			1.00%	1.00%
Ordinary share price (in euro per share)
Disclosure of detailed information about borrowings [line items]
Amount of reasonably possible increase in unobservable input, liabilities (in euro per share) | € / shares	€ 1	€ 1				€ 1	€ 1	€ 1		€ 1			€ 1	€ 1	€ 1	€ 1	€ 1
Royalty certificates
Disclosure of detailed information about borrowings [line items]
Increase (decrease) through amortization cost remeasurement						€ 11,286	€ (3,404)	€ 6,421
PREMIUMS RELATED TO SHARE CAPITAL
Disclosure of detailed information about borrowings [line items]
Capital increase from issuance of ordinary shares						637,345		€ 352,974
Royalty certificates
Disclosure of detailed information about borrowings [line items]
Notional amount					€ 49,162
Other liabilities, number of transactions | transaction					2
Capital increase from issuance of ordinary shares					€ 46,231
Capital increase from issuance of ordinary shares (in shares) | shares					5,530,000
Par value per share (in euro per share) | € / shares					€ 0.01
Equity issuance, subscripion price per share (in euro per share) | € / shares					€ 8.36
Royalty certificate, percentage of future sales					2.00%
Royalty certificate, maximum amount					€ 172,000
Royalty certificates, EIR	34.00%	34.00%					34.00%	34.00%			34.00%
Financial liabilities, at fair value	€ 7,313	€ 12,395				€ 102,001	€ 7,313	€ 12,395		€ 102,001
Unobservable input, liabilities, discount rate						7.50%				7.50%
Royalty certificates | POS
Disclosure of detailed information about borrowings [line items]
Percentage of reasonably possible increase in unobservable input, liabilities	0.05%	0.05%				0.05%	0.05%	0.05%		0.05%
Increase (decrease) in carrying value due to reasonably possible increase in unobservable input liabilities						€ 809
Percentage of reasonably possible decrease in unobservable input, liabilities	(0.05%)	(0.05%)				(0.05%)	(0.05%)	(0.05%)		(0.05%)
Increase (decrease) in carrying value due to reasonably possible decrease in unobservable input liabilities						€ (1,712)
Increase (decrease) in financial liabilities at fair value due to reasonably possible increase in unobservable input	€ 572	€ 1,104				5,810
Increase (decrease) in financial liabilities at fair value due to reasonably possible decrease in unobservable input	€ (572)	€ (1,104)				€ (5,810)
Royalty certificates | Peak penetration
Disclosure of detailed information about borrowings [line items]
Percentage of reasonably possible increase in unobservable input, liabilities	5.00%	5.00%				5.00%	5.00%	5.00%		5.00%
Increase (decrease) in carrying value due to reasonably possible increase in unobservable input liabilities						€ 2,616
Percentage of reasonably possible decrease in unobservable input, liabilities	(5.00%)	(5.00%)				(5.00%)	(5.00%)	(5.00%)		(5.00%)
Increase (decrease) in carrying value due to reasonably possible decrease in unobservable input liabilities						€ (4,154)
Increase (decrease) in financial liabilities at fair value due to reasonably possible increase in unobservable input	€ 1,735	€ 1,757				2,830
Increase (decrease) in financial liabilities at fair value due to reasonably possible decrease in unobservable input	€ (2,527)	€ (2,311)				€ (5,590)
Royalty certificates | WACC
Disclosure of detailed information about borrowings [line items]
Percentage of reasonably possible increase in unobservable input, liabilities	1.00%	1.00%				1.00%	1.00%	1.00%		1.00%
Percentage of reasonably possible decrease in unobservable input, liabilities	(1.00%)	(1.00%)				(1.00%)	(1.00%)	(1.00%)		(1.00%)
Increase (decrease) in financial liabilities at fair value due to reasonably possible increase in unobservable input	€ (314)	€ (577)				€ (4,940)
Increase (decrease) in financial liabilities at fair value due to reasonably possible decrease in unobservable input	€ 332	€ 612				€ 5,251
Royalty certificates | Ordinary share price (in euro per share)
Disclosure of detailed information about borrowings [line items]
Amount of reasonably possible increase in unobservable input, liabilities (in euro per share) | € / shares	€ 1	€ 1					€ 1	€ 1
Increase (decrease) in financial liabilities at fair value due to reasonably possible increase in unobservable input	€ 1,160	€ 1,325
Amount of reasonably possible decrease in unobservable input, liabilities (in euro per share) | € / shares	€ (1)	€ (1)					€ (1)	€ (1)
Increase (decrease) in financial liabilities at fair value due to reasonably possible decrease in unobservable input	€ (1,160)	€ (1,325)
Royalty certificates | PREMIUMS RELATED TO SHARE CAPITAL
Disclosure of detailed information about borrowings [line items]
Share issue related cost									€ 3,280